Concentration and Risks	12 Months Ended
Dec. 31, 2021
Concentration and Risks
Concentration and Risks

3. Concentration and Risks

(a) Foreign currency exchange rate risk

In July 2005, the PRC government changed its decades-old policy of pegging the value of RMB to USD and RMB appreciated more than 20% against the USD over the following three years. Between July 2008 and June 2010, this appreciation halted and the exchange rate between RMB and USD remained within a narrow band. Since June 2010, RMB has fluctuated against USD, at times significantly and unpredictably. The depreciation of the RMB against the US$ was approximately 1.6% between December 31, 2018 and 2019. The appreciation of the RMB against the US$ was approximately 6.5% between December 31, 2019 and 2020. The appreciation of the RMB against the US$ was approximately 2.3% between December 31, 2020 and 2021. It is difficult to predict how market force or the PRC or U.S. government policy may impact the exchange rate between the RMB and the USD in the future.

(b)Concentration of customers and suppliers

There were no customers or suppliers from whom revenues or purchases individually represent greater than 10% of the total revenues or the total purchases of the Group for the years ended December 31, 2019, 2020 and 2021.

(c)Concentration of credit risk

The Group’s credit risk primarily arises from cash and cash equivalents, restricted cash and term deposit, trade receivables, loan receivables, receivables from online payment platforms, term deposits and short-term investments. The carrying amounts of these financial instruments represent the maximum amount of loss due to credit risk.

The Group places its cash, cash equivalents and restricted cash and term deposit, term deposits and short-term investments in the reputable financial institutions with high credit quality.

Trade receivables are typically unsecured and are derived from revenue earned directly from customers. No single customer represented 10% or more of the Group’s revenues for the years ended December 31, 2019, 2020 and 2021. The Group has not experienced any significant recoverability issue with respect to its trade receivables.

Loan receivables are the micro loans to medical aesthetic consumers. The Group started to provide the micro loans to medical aesthetic consumers in 2021. There is no single consumer represented 10% or more of the Group’s such revenue for the year ended December 31, 2021. The risk with respect to loan receivables is mitigated by credit evaluations the Group performs on its customers and its ongoing monitoring processes of outstanding balances.